Shareholders' equity - Dividends (Details) - EUR (€) € / shares in Units, € in Thousands				12 Months Ended
	May 17, 2022	May 26, 2021	Sep. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends
Total dividends paid	€ 395,556	€ 392,455	€ 351,170	€ 395,556	€ 392,455	€ 351,170
Dividends paid per share	€ 1.35	€ 1.34	€ 1.20
Proposed dividend per share				€ 1.12
Expected dividend payment				€ 328,623